Related-Party Transactions - Additional Information (Detail) - USD ($) $ in Millions		6 Months Ended
	Apr. 25, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure of related party [line items]
Compensation received		$ 3.5	$ 2.7
Transportadora Associada De Gas SA [member]
Disclosure of related party [line items]
Term of agreement		10 years
Board Of Directors and Executive Committee [member]
Disclosure of related party [line items]
Compensation received	$ 8.3	$ 10.0	$ 13.0